RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	3 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2023	$(18,360)
Additional provisions in the period	(5,093)
Recoveries of amounts previously reserved	3,114
Balance sheet write-offs	610
Balance sheet reclassifications	(359)
Disposals	317
Foreign exchange impact	417
Balance as of March 31, 2024	$(19,354)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of March 31, 2024 and December 31, 2023 based on whether the advances are secured or unsecured:

	March 31, 2024		December 31, 2023
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$61,102	$17,778	$67,104	$13,197
Allowance for secured advances to growers and suppliers	(9,102)	(1,297)	(11,416)	(1,317)
Unsecured gross advances to growers and suppliers	61,671	6,303	62,693	6,391
Allowance for unsecured advances to growers and suppliers	(8,525)	(4,492)	(8,423)	(4,375)
Net advances to growers and suppliers	$105,146	$18,292	$109,958	$13,896

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower loans and advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2023	$(25,531)
Additional provisions in the period	(385)
Recoveries of amounts previously reserved	277
Disposals	2,181
Foreign exchange impact	42
Balance as of March 31, 2024	$(23,416)